Other Operating Income/(Expenses) - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other operating income expense [abstract]
Income from brazilian tax credits	$ 44	$ 201	$ 226
Income from interest on brazilian tax credits	$ 168	$ 168	$ 118